Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Exceptional Items [line items]
Restructuring	$ (59)	$ (50)
Business and asset disposal (including impairment losses)	(60)	(38)
Claims and legal costs	0	(19)
Impact on profit from operations	(119)	(107)
Exceptional net finance income/(expense)	(530)	(703)
Exceptional share of results of associates	104	0
Exceptional taxes	(133)	51
Exceptional non-controlling interest	3	9
Net impact on profit	$ (675)	$ (750)